Income Taxes (Details)	12 Months Ended
Dec. 31, 2025
Erayak Power Solution Hong Kong Limited [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Wenzhou Wenjie Technology Limited [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	5.00%
Ruike Electronics (Wenzhou) Co., Ltd [Member]
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation PRCEarned Income Tax Rates	5.00%
Zhejiang Leiya Electronics [Member]
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation PRCEarned Income Tax Rates	15.00%
Wenzhou New Focus Limited [Member]
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation PRCEarned Income Tax Rates	5.00%